As filed with the Securities and Exchange Commission on April 25, 2016
1933 Act Registration No. 333-170695
1940 Act Registration No. 811-05721

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 23

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 420

Lincoln National Variable Annuity Account H
(Exact Name of Registrant)

American Legacy® Signature

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Kirkland L. Hicks, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:

Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on May 1, 2016, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _______, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

/x/ This post-effective amendment designates a new effective date for Post-Effective Amendment No. 21 (File No. 333-170695) filed on March 31, 2016.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 23 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 25th day of April, 2016.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
(Registrant)
American Legacy® Signature

By: /s/ Kimberly A. Genovese
Kimberly A. Genovese
Assistant Vice President, The Lincoln National Life Insurance Company
(Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:  /s/ Stephen R. Turer
Stephen R. Turer
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company
(Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 25, 2016.

Signature	Title

*___________________________________ Dennis R. Glass	President and Director (Principal Executive Officer)
* __________________________________ Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*___________________________________ Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* ___________________________________ Wilford H. Fuller	Executive Vice President and Director
*___________________________________ Mark E. Konen	Executive Vice President and Director
*__________________________________ Keith J. Ryan	Vice President and Director
* By /s/ Kimberly A. Genovese, Pursuant to a Power of Attorney Kimberly A. Genovese